TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Carryforward tax losses and credits	[1],[2]	$ 35,636	$ 42,344
Property, equipment and intangibles		29,055	26,249
Inventory accrual		1,460	1,828
Vacation accrual		686	979
Supplementary tax advances		1,274	1,002
Deferred revenues		193	367
Research and development costs		5,167	2,531
Other temporary differences		1,860	3,332
Gross deferred tax assets		75,331	78,632
Valuation allowance		(56,491)	(56,169)
Net deferred tax assets		18,840	22,463
Gross deferred tax liabilities
Property, equipment and intangibles		(7,042)	(3,703)
Other temporary differences		(314)	(495)
Gross deferred tax liabilities		(7,356)	(4,198)
Net deferred tax assets		$ 11,484	$ 18,265

[1]	Excluding capital losses carryforwards, which are not part of the Company’s on-going business, and for which the Company records full valuation allowance, see Note 12c.
[2]	The amounts are shown after reduction for unrecognized tax benefits of $2,860 and $2,617 as of December 31, 2023 and 2022, respectively.